Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jan. 31, 2012	Jul. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

Note 11—Commitments and Contingencies

On May 12, 2011, the Company entered into a one year lease agreement for office space.  The lease runs through May 30, 2012, with a base annual rent of $42,000.

On May 18, 2011, the Company entered into Employment Agreements with a term of five years with its President and Chief Executive Officer, its Chief Business Officer and its VP Finance and Controller (the “Officers”). Under the terms of the agreements, if any of the Officers are terminated other than for cause, death or disability, or if the case of termination of employment with the Company for good reason, the Officers are entitled to receive (i) severance payments equal to between six and twenty four months of base salary, (ii) a pro rata percentage of the annual bonus received the prior fiscal year and (iii) payment of health benefits for a period between six and twenty four months, conditioned on the execution of a release.  In addition, in the event of a change in control of the Company, the agreements provide for the acceleration of vesting of any unvested stock options outstanding.

Note 10—Commitments and Contingencies

On May 12, 2011, the Company entered into a one year lease agreement for office space.  The lease runs through May 30, 2012, with a base annual rent of $42,000.

On May 18, 2011, we entered into Employment Agreements with a term of five years with our President and Chief Executive Officer, our Chief Business Officer and our VP Finance and Controller (the “Officers”). Under the terms of the agreements, if any of the Officers are terminated other than for cause, death or disability, or if the case of terminationof employment with the Company for good reason, the Officers are entitled to receive (i) severance payments equal to between six and twenty four  months of base salary, (ii) a pro rata percentage of the annual bonus received the prior fiscal year and (iii) payment of health benefits for a period between six and twenty four months, conditioned on the execution of a release.   In addition, in the event of a change in control of the Company, the agreements provide for the acceleration of vesting of any unvested stock options outstanding.